Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Financial Liabilities
Financial liabilities breakdown is as follows:

	2025	2024
Borrowings (i) (ii)	86,713	39,768
Bank overdraft (iii)	185	10,687
Total Finance Liability (iv)	86,898	50,455
(i)As of December 31, 2025 and December 31, 2024, the Group entered into borrowing agreements and, as of December 30, 2025, issued promissory notes denominated in Argentinean Pesos (AR$) with a financial institution in Argentina. The borrowing is agreed on a daily basis and pays an annual interest rate with reference to BADLAR, which represents the average interest rate on time deposits in Argentinean pesos published by the Central Bank of Argentina. The promissory notes have short-term maturities and interest at an annual rate referenced to TAMAR, the average lending rate in Argentine pesos published by the Central Bank of Argentina. The borrowings cost as of December 31, 2025 amounts to US$20,677 recognized in processing cost as merchant advances finance cost (see Note 6. Revenues and Cost of Services). As part of this financing, as of December 31, 2025, and December 31, 2024, certain financial assets for a carrying amount of US$74,478 and US$42,052, respectively, were held as security of this borrowing (see Note 15. Financial assets for additional information).
(ii)In December 2024, dLocal Colombia S.A.S, entered into a loan agreement with Citibank Colombia S.A. in a total of COP 14,000,000 (US$3,177), which matured on March 01, 2025. The loan, including principal and accrued interest, was fully repaid and no amounts remained outstanding as of December 31, 2025.
(iii)As of December 31, 2025, the Group recognized an overdraft balance at dLocal Chile related to a credit line agreement with Itaú Chile. As of December 31, 2024, it is mainly related to an overdraft balance with a financial institution in Uruguayan Pesos (UYU) in Uruguay to fund advances to merchants. This overdraft facility is a short-term liability with an annual interest rate of 11%.
(iv)Financial liabilities are presented net of cash payments, have a high turnover, the amounts are large, and the maturity period is three months or less.